Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) [Line Items]
Taxable, percentage	1.00%	0.10%	0.10%
Income tax rate	25.00%	25.00%	25.00%
Subsidiaries had tax loss (in Dollars)	$ 3,550
Hong Kong [Member]
Taxes (Details) [Line Items]
Taxable, percentage	16.50%